Taxes - Income tax - Net deferred tax - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Net deferred tax assets - opening balance	€ 289	€ 735	€ 931
Change in income statement	(396)	(354)	(197)
Change in other comprehensive income	(4)	(17)	12
Change in retained earnings		4
Change in the scope of consolidation	(2)	(76)	(10)
Translation adjustment	(10)	0	(7)
Reclassifications and other items	(2)	(3)	6
Net deferred tax assets - closing balance	€ (124)	€ 289	€ 735